CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) attributable to Bergio International, Inc.	$ (667,055)	$ (1,585,586)
Adjustments to reconcile net loss to net cash used in operating activities
Non-controlling interest in subsidiaries	(314,920)	(492,725)
Amortization expense	60,489	60,489
Depreciation expense	9,781	10,557
Stock-based compensation	0	15,621
Amortization of debt discount and deferred financing costs	19,541	317,840
Derivative expense, cash flows	0	16,900
Fair value of common stock (in Dollars)	136,151	(177,216)
Gain (Loss) on Extinguishment of Debt	0	(149,755)
Non-cash interest upon conversion of debt	0	1,025,660
Amortization of right of use assets	4,225	(23,545)
Change in operating assets and liabilities
Increase (decrease) in Accounts Receivables	(40,078)	(31,416)
Increase (decrease) in Inventory	(30,390)	95,313
Increase (decrease) in Prepaids	(1,900)	19,186
Increase (decrease) in Accounts payable and accrued liabilities	153,843	(266,140)
Increase (decrease) in bank overdraft	(11,582)	0
Increase (decrease) in Accrued salaries	29,624	0
Increase (decrease) in Operating lease obligations	(4,225)	23,544
Increase (decrease) in deferred compensation, related	0	70,000
NET CASH USED IN OPERATING ACTIVITIES	(656,496)	(1,071,273)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,900)	0
NET CASH USED IN INVESTING ACTIVITIES	(4,900)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of preferred stock	0	815,000
Proceeds from loans payable	487,123	381,600
Proceeds from convertible debt	0	76,250
Repayment of note payable	0	(154,934)
Repayment of loan payable	(288,378)	(336,553)
Repayment of secured notes	0	(110,000)
Advance from (payments to) Chief Executive Officer, net	112,375	(97,430)
NET CASH PROVIDED BY FINANCING ACTIVITIES	311,120	573,933
NET CHANGE IN CASH AND CASH EQUIVALENTS	(350,276)	(497,340)
CASH AND CASH EQUIVALENTS - beginning of period	464,248	1,093,195
CASH AND CASH EQUIVALENTS - end of period	113,972	595,855
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	0	0
Income taxes paid	0	0
Non-cash investing and financing activities
Issuance of common stock issued for convertible debt, loans payable, and accrued interest	0	1,259,996
Deemed dividend upon issuance of Series D preferred stock	0	815,000
Initial amount of ROU asset and related liability, non-cash	89,830	0
Initial derivative liability recorded in connection with convertible notes payable	$ 0	$ 76,250